UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06377

Dreyfus Municipal Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	11/30/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
November 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1%
Alabama - 2.5%
Birmingham Water Works Board,
Water Revenue Bonds	5.00	1/1/2021	1,395,000	[a]	1,480,793
Birmingham-Jefferson Civic Center
Authority,
Special Tax Revenue Bonds, Series
2018 B	5.00	7/1/2043	3,555,000		3,838,333
Black Belt Energy Gas District,
Gas Prepay Revenue Bonds, 1 Month
LIBOR + .90%	2.44	12/1/2023	4,000,000	[b]	4,000,000
Jefferson County,
Revenue Bonds, Refunding	5.00	9/15/2032	2,000,000		2,250,660
Jefferson County,
Senior Lien Sewer Revenue Bonds
Warrants (Insured; Assured Guaranty
Municipal Corp.)	0/6.60	10/1/2042	14,000,000	[c]	12,270,160
					23,839,946
Arizona - .8%
Arizona Board of Regents,
Stimulus Plan for Economic and
Educational Development Revenue
Bonds (Arizona State University)	5.00	8/1/2031	3,770,000		4,222,325
La Paz County Industrial Development
Authority,
Education Facility LR (Charter
Schools Solutions-Harmony Public
Schools Project)	5.00	2/15/2036	1,750,000	[d]	1,838,288
Phoenix Industrial Development
Authority,
Student Housing Revenue Bonds,
Refunding (Downtown Phoenix
Student Housing LLC-Arizona State
University Project) Series 2018 A	5.00	7/1/2037	1,000,000		1,073,110
					7,133,723
California - 3.5%
California,
GO (Various Purpose)	5.00	8/1/2036	5,000,000		5,675,200
California Health Facilities Financing
Authority,
Revenue Bonds (Providence Saint
Joseph Health)	4.00	10/1/2036	5,000,000		5,142,250
California Health Facilities Financing
Authority,
Revenue Bonds (Sutter Health)	5.00	11/15/2046	4,750,000		5,191,085

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
California - 3.5% (continued)
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities)	5.00	9/1/2027	5,260,000		5,987,458
California Statewide Communities
Development Authority,
Revenue Bonds (Loma Linda
University Medical Center) Series A	5.00	12/1/2033	1,000,000	[d]	1,058,590
Golden State Tobacco Securitization
Corporation,
Revenue Bonds	5.00	6/1/2027	3,875,000		4,292,802
North Natomas Community Facilities
District Number 4,
Special Tax Bonds	5.00	9/1/2030	1,000,000		1,094,220
Pittsburg Successor Agency
Redevelopment Agency,
Subordinate Tax Allocation Revenue
Bonds (Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/2029	2,020,000		2,311,728
Southern California Power Authority,
Revenue Bonds (Apex Power Project)	5.00	7/1/2037	2,175,000		2,442,873
					33,196,206
Colorado - 4.7%
Colorado Health Facilities Authority,
HR (Children's Hospital Colorado
Project)	5.00	12/1/2041	1,500,000		1,637,415
Colorado Health Facilities Authority,
Revenue Bonds	5.00	12/1/2043	3,925,000		4,212,192
Colorado Health Facilities Authority,
Revenue Bonds (Catholic Health
Initiatives)	5.00	7/1/2038	2,900,000		3,042,680
Colorado Health Facilities Authority,
Revenue Bonds (Catholic Health
Initiatives)	5.00	2/1/2041	5,000,000		5,134,250
Colorado Health Facilities Authority,
Revenue Bonds (Catholic Health
Initiatives)	5.25	1/1/2045	3,000,000		3,176,310
Colorado Health Facilities Authority,
Revenue Bonds (Catholic Health
Initiatives)	6.25	10/1/2033	1,200,000		1,204,248
Denver City and County ,
Airport Revenue Bonds, Refunding,
Series 2018 B	5.00	12/1/2043	4,000,000		4,500,000
Denver City and County ,
Airport System Subordinate Revenue
Bonds	5.00	11/15/2043	15,000,000		16,421,700

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Colorado - 4.7% (continued)
Denver Convention Center Hotel
Authority,
Convention Center Hotel Senior
Revenue Bonds	5.00	12/1/2031	1,500,000		1,655,580
Dominion Water and Sanitation
District,
Revenue Bonds	5.75	12/1/2036	2,000,000		2,102,520
Dominion Water and Sanitation
District,
Tap Fee Revenue Bonds	6.00	12/1/2046	500,000		525,925
E-470 Public Highway Authority,
Senior Revenue Bonds	5.38	9/1/2026	1,000,000		1,049,360
					44,662,180
Connecticut - 2.2%
Connecticut,
GO	5.00	10/15/2025	8,000,000		8,706,960
Connecticut,
GO, Series 2018 C	5.00	6/15/2038	1,000,000		1,083,390
Connecticut,
Special Tax Obligation Revenue
Bonds (Transportation Infrastructure
Purposes)	5.00	10/1/2029	5,000,000		5,432,200
Hartford County Metropolitan District,
Clean Water Project Revenue Bonds
(Green Bonds)	5.00	11/1/2033	4,540,000		4,991,912
					20,214,462
District of Columbia - .6%
District of Columbia Tobacco
Settlement Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/2046	10,900,000	[e]	1,675,112
Metropolitan Washington Airports
Authority,
Airport System Revenue Bonds	5.00	10/1/2035	4,000,000		4,187,280
					5,862,392
Florida - 6.5%
Central Expressway Authority,
Revenue Bonds, Refunding (Insured;
Build America Mutual Assurance
Company)	5.00	7/1/2042	1,000,000		1,109,200
Citizens Property Insurance
Corporation,
Coastal Account Senior Secured
Revenue Bonds	5.00	6/1/2025	15,500,000		17,627,530
Citizens Property Insurance
Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured
Revenue Bonds	5.00	6/1/2021	3,535,000		3,777,218

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Florida - 6.5% (continued)
Florida Higher Educational Facilities
Financing Authority,
Educational Facilities Revenue Bonds
(Nova Southeastern University
Project)	5.00	4/1/2035	1,500,000		1,628,145
Florida Higher Educational Facilities
Financing Authority,
Educational Facilities Revenue Bonds
(Nova Southeastern University
Project)	5.00	4/1/2028	1,250,000		1,405,675
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue Bonds	5.00	10/1/2031	2,000,000		2,259,600
Gainesville Utilities System,
Revenue Bonds	5.00	10/1/2037	2,000,000		2,280,720
Hillsborough County Aviation
Authority,
Customer Facility Charge Revenue
Bonds (Tampa International Airport)	5.00	10/1/2044	3,500,000		3,779,475
Lee County,
Transportation Facilities Revenue
Bonds (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/2025	1,530,000		1,733,153
Miami Beach,
Stormwater Revenue Bonds,
Refunding	5.00	9/1/2047	4,500,000		4,839,120
Miami Beach Redevelopment Agency,
Tax Increment Revenue Bonds (City
Center/Historic Convention Village)	5.00	2/1/2035	1,500,000		1,663,110
Miami-Dade County,
Seaport Revenue Bonds	5.50	10/1/2042	3,000,000		3,297,870
Miami-Dade County Expressway
Authority,
Toll System Revenue Bonds	5.00	7/1/2039	5,000,000		5,421,150
Miami-Dade County Expressway
Authority,
Toll System Revenue Bonds	5.00	7/1/2023	5,000,000		5,471,550
Pinellas County Health Facilities
Authority,
Health System Revenue Bonds
(BayCare Health System Issue)
(Insured; National Public Finance
Guarantee Corp.)	3.34	11/15/2023	725,000	[f]	725,000
Tampa,
Health System Revenue Bonds
(BayCare Health System Issue)	5.00	11/15/2046	3,500,000		3,823,890
					60,842,406

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Georgia - 3.3%
Atlanta Development Authority,
Senior Lien Revenue Bonds (New
Downtown Atlanta Stadium Project)	5.25	7/1/2040	1,750,000		1,958,950
Fulton County Development Authority,
Hospital Revenue Bonds (Wellstar
Health Systems)	5.00	4/1/2036	1,000,000		1,097,120
Fulton County Development Authority,
Hospital Revenue Bonds (Wellstar
Health Systems)	5.00	4/1/2034	2,800,000		3,103,044
Main Street Natural Gas Incorporated,
Gas Supply Revenue Bonds, 1 Month
LIBOR + .75%	2.29	9/1/2023	10,250,000	[b]	10,193,625
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	4.00	1/1/2021	5,000,000		5,143,500
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/2021	4,000,000		4,195,120
Private Colleges & Universities
Authority,
Revenue Bonds (Emory University)	5.00	10/1/2043	5,200,000		5,705,752
					31,397,111
Illinois - 11.1%
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/2034	7,300,000		7,955,759
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.25	1/1/2031	7,500,000		8,214,000
Chicago,
Second Lien Water Revenue Bonds	5.00	11/1/2028	1,000,000		1,114,790
Chicago,
Second Lien Water Revenue Bonds	5.00	11/1/2025	2,940,000		3,305,266
Chicago,
Second Lien Water Revenue Bonds	5.00	11/1/2028	1,455,000		1,593,269
Chicago Board of Education,
GO, Refunding (Insured; Assured
Guaranty Municipal Corporation)
Series 2018 A	5.00	12/1/2029	2,000,000		2,215,520
Chicago Board of Education,
GO, Refunding, Series C	5.00	12/1/2030	1,500,000		1,646,850
Chicago Board of Education,
Revenue Bonds	5.00	4/1/2046	1,500,000		1,577,340
Chicago Park District,
Limited Tax GO (Insured; Build
America Mutual Assurance Company)	5.00	1/1/2029	2,895,000		3,131,608
Cook County,
Sales Tax Revenue Bonds, Refunding	5.00	11/15/2036	5,000,000		5,541,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Illinois - 11.1% (continued)
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Bonds	5.00	12/1/2024	3,000,000		3,395,760
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Capital
Improvement Bonds	5.00	12/1/2044	3,000,000		3,270,510
Illinois,
Revenue Bonds, Series A	5.00	6/15/2031	3,600,000		3,936,636
Illinois,
Sales Tax Revenue Bonds	5.00	6/15/2024	4,270,000		4,589,866
Illinois Finance Authority,
Revenue Bonds (Advocate Health
Care Network)	5.00	6/1/2031	9,155,000		9,973,732
Illinois Finance Authority,
Revenue Bonds (OSF Healthcare
System)	5.00	11/15/2045	1,500,000		1,609,320
Illinois Finance Authority,
Revenue Bonds (Rehabilitation
Institute of Chicago)	6.00	7/1/2043	3,250,000		3,544,775
Illinois Finance Authority,
Revenue Bonds (Rush University
Medical Center Obligated Group)	5.00	11/15/2034	3,000,000		3,284,700
Illinois Municipal Electric Agency,
Power Supply System Revenue Bonds	5.00	2/1/2032	3,900,000		4,345,146
Illinois Toll Highway Authority,
Toll Highway Senior Revenue Bonds	5.00	1/1/2036	4,000,000		4,390,040
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	0.00	12/15/2051	11,500,000	[e]	2,107,605
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	6/15/2052	4,800,000		4,866,528
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	6/15/2042	3,500,000		3,559,920
Railsplitter Tobacco Settlement
Authority,
Revenue Bonds	5.00	6/1/2026	4,285,000		4,887,042
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
Bonds (University of Illinois)	5.00	4/1/2027	7,500,000		8,131,875
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
Bonds (University of Illinois)	5.00	4/1/2044	2,500,000		2,684,425
					104,873,682

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Indiana - 3.8%
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue Bonds (CWA Authority
Project) (Green Bonds) (Insured;
National Public Finance Guarantee
Corp.)	5.00	10/1/2028	1,150,000	1,324,973
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue Bonds (CWA Authority
Project) (Green Bonds) (Insured;
National Public Finance Guarantee
Corp.)	5.00	10/1/2029	1,225,000	1,405,051
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue Bonds (CWA Authority
Project) (Green Bonds) (Insured;
National Public Finance Guarantee
Corp.)	5.00	10/1/2030	1,750,000	1,997,695
Indiana Finance Authority,
Hospital Revenue Bonds (Community
Health Network)	5.00	5/1/2042	10,000,000	10,623,900
Indiana Health Facility Financing
Authority,
Revenue Bonds (Ascension Health
Credit Group)	5.00	11/15/2036	3,890,000	4,296,233
Indiana Municipal Power Agency,
Power Supply System Revenue Bonds	5.00	1/1/2036	3,765,000	4,197,410
Indiana Municipal Power Agency,
Power Supply System Revenue Bonds	5.00	1/1/2037	7,500,000	8,343,150
Richmond Hospital Authority,
Revenue Bonds (Reid Hospital
Project)	5.00	1/1/2035	3,400,000	3,673,564
				35,861,976
Iowa - .9%
Iowa Finance Authority,
Health Facilities Revenue Bonds
(UnityPoint Health)	5.00	8/15/2033	5,105,000	5,637,247
Iowa Finance Authority,
Healthcare Revenue Bonds (Genesis
Health System)	5.00	7/1/2023	2,500,000	2,767,425
				8,404,672
Kentucky - 3.4%
Kentucky Economic Development
Finance Authority,
Revenue Bonds, Refunding
(Louisville Arena Project) (Insured;
Assured Guaranty Municipal
Corporation)	5.00	12/1/2047	3,500,000	3,733,345

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Kentucky - 3.4% (continued)
Kentucky Public Energy Authority,
Gas Supply Revenue Bonds	4.00	4/1/2024	9,000,000	9,427,050
Kentucky Public Energy Authority,
Revenue Bonds	4.00	1/1/2025	18,250,000	19,120,525
				32,280,920
Louisiana - 2.5%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue Bonds (Westlake Chemical
Corporation Projects)	6.50	8/1/2029	2,500,000	2,662,600
Louisiana Public Facilities Authority,
Hospital Revenue Bonds (Franciscan
Missionaries of Our Lady Health
System Project)	5.00	7/1/2047	4,250,000	4,565,987
Louisiana Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.25	5/15/2035	4,745,000	5,018,597
New Orleans Aviation Board,
General Airport Revenue Bonds
(North Terminal Project)	5.00	1/1/2045	3,250,000	3,499,372
New Orleans Aviation Board,
Revenue Bonds	5.00	10/1/2048	2,375,000	2,615,445
New Orleans Aviation Board,
Revenue Bonds (General Airport-N
Terminal Project)	5.00	1/1/2048	3,500,000	3,821,965
New Orleans Aviation Board,
Revenue Bonds, Refunding	5.00	1/1/2038	1,500,000	1,656,045
				23,840,011
Maine - .2%
Maine Health and Higher Educational
Facilities Authority,
Revenue Bonds (Maine General
Medical Center Issue)	7.50	7/1/2032	1,250,000	1,368,788
Maryland - 1.3%
Maryland Economic Development
Corporation,
PCR (Potomac Electric Project)	6.20	9/1/2022	2,500,000	2,524,875
Maryland Health and Higher
Educational Facilities Authority,
Revenue Bonds (Goucher College
Issue)	5.00	7/1/2034	1,000,000	1,072,220
Maryland Health and Higher
Educational Facilities Authority,
Revenue Bonds (MedStar Health
Issue)	5.00	8/15/2038	1,000,000	1,081,800

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Maryland - 1.3% (continued)
Maryland Stadium Authority,
Revenue Bonds (Construction &
Revitalization Program)	5.00	5/1/2038	4,450,000		5,026,720
Prince Georges County,
Special Obligation Revenue Bonds
(National Harbor Project)	5.20	7/1/2034	2,700,000		2,708,829
					12,414,444
Massachusetts - 1.6%
Massachusetts Development Finance
Agency,
Revenue Bonds (Partners HealthCare
System Issue)	5.00	7/1/2044	2,500,000		2,660,975
Massachusetts Development Finance
Agency,
Revenue Bonds (Partners HeathCare
System Issue)	5.00	7/1/2031	4,710,000		5,341,281
Massachusetts Development Finance
Agency,
Revenue Bonds (Partners HeathCare
System Issue)	5.00	7/1/2030	4,420,000		5,039,419
Metropolitan Boston Transit Parking
Corporation,
Systemwide Senior Lien Parking
Revenue Bonds	5.00	7/1/2023	2,000,000		2,141,500
					15,183,175
Michigan - 4.9%
Brighton Area Schools,
GO - Unlimited Tax (Insured; AMBAC)	0.00	5/1/2020	1,055,000	[e]	1,019,436
Detroit Community High School,
Public School Academy Revenue
Bonds	5.75	11/1/2035	715,000		424,274
Detroit School District,
School Building and Site
Improvement Bonds (GO - Unlimited
Tax) (Insured; FGIC)	6.00	5/1/2020	1,000,000		1,052,530
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue Bonds	5.00	7/1/2046	10,000,000		10,826,300
Karegnondi Water Authority,
Revenue Bonds	5.00	11/1/2041	2,620,000		2,840,787
Lansing Board of Water and Light,
Utility System Revenue Bonds	5.50	7/1/2041	2,500,000		2,694,475
Michigan Building Authority,
Revenue Bonds (Facilities Program)	5.00	10/15/2045	5,000,000		5,543,150
Michigan Finance Authority,
Hospital Revenue Bonds, Refunding
(Trinity Health Credit Group)	5.00	12/1/2042	1,000,000		1,101,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Michigan - 4.9% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior Lien
Local Project Bonds) (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/2032	3,000,000	3,305,670
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior Lien
Local Project Bonds) (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/2030	1,500,000	1,659,930
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Water Supply
System Revenue Second Lien Local
Project Bonds)	5.00	7/1/2035	1,190,000	1,295,363
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Water Supply
System Revenue Senior Lien Local
Project Bonds) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/2035	1,520,000	1,660,980
Monroe County Economic Development
Corporation,
LOR (Detroit Edison Company
Project) (Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/2022	2,000,000	2,320,520
Wayne County Airport Authority,
Airport Revenue Bonds (Detroit
Metropolitan Wayne County Airport)	5.00	12/1/2029	1,700,000	1,926,695
Wayne County Airport Authority,
Airport Revenue Bonds (Detroit
Metropolitan Wayne County Airport)	5.00	12/1/2022	3,000,000	3,175,500
Wayne County Airport Authority,
Revenue Bonds, Refunding, Series A	5.00	12/1/2038	5,000,000	5,591,850
				46,439,310
Minnesota - .8%
Duluth Economic Development
Authority,
Revenue Bonds, Refunding (Essentia
Health Group)	4.25	2/15/2048	1,000,000	973,820
Minneapolis-Saint Paul Metropolitan
Airports Commission,
Subordinate Airport Revenue Bonds	5.00	1/1/2022	1,210,000	1,312,935

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Minnesota - .8% (continued)
Minneapolis-Saint Paul Metropolitan
Airports Commission,
Subordinate Airport Revenue Bonds	5.00	1/1/2026	1,000,000		1,080,410
Southern Minnesota Municipal Power
Agency,
Power Supply System Revenue Bonds
(Insured; National Public Finance
Guarantee Corp.)	0.00	1/1/2025	4,505,000	[e]	3,816,231
					7,183,396
Missouri - 1.2%
Health & Educational Facilities
Authority of the State of Missouri,
Revenue Bonds, Refunding (St. Luke's
Health System) Series 2018 A	5.00	11/15/2043	1,000,000		1,099,020
Missouri Health and Educational
Facilities Authority,
Health Facilities Revenue Bonds
(CoxHealth)	5.00	11/15/2030	3,000,000		3,342,300
Missouri Health and Educational
Facilities Authority,
Health Facilities Revenue Bonds (SSM
Health Care)	5.00	6/1/2029	4,000,000		4,438,680
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue Bonds
(Prairie State Project)	5.00	12/1/2031	2,000,000		2,236,980
					11,116,980
Nebraska - 1.2%
Nebraska Public Power Generation
Agency,
Revenue Bonds (Whelan Energy
Center Unit 2)	5.00	1/1/2038	3,655,000		4,018,709
Nebraska Public Power Generation
Agency,
Revenue Bonds (Whelan Energy
Center Unit 2)	5.00	1/1/2037	5,050,000		5,564,342
Nebraska Public Power Generation
Agency,
Revenue Bonds (Whelan Energy
Center Unit 2)	5.00	1/1/2030	1,380,000		1,532,794
					11,115,845
Nevada - 1.7%
Clark County,
GO	5.00	11/1/2038	8,410,000		9,230,732
Las Vegas Valley Water District,
Limited Tax GO (Additionally Secured
by Southern Nevada Water Authority
Pledged Revenues Bonds)	5.00	6/1/2042	2,500,000		2,690,875

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Nevada - 1.7% (continued)
Las Vegas Valley Water District,
Limited Tax GO (Additionally Secured
by Southern Nevada Water Authority
Pledged Revenues Bonds)	5.00	6/1/2022	1,410,000		1,509,461
Reno City,
Sales Tax Revenue Bonds First Lien
(Reno Transportation Rail Access
Project)	5.00	6/1/2048	2,000,000		2,211,840
					15,642,908
New Hampshire - .2%
New Hampshire Business Finance
Authority,
Revenue Bonds, Refunding (Covanta
Project)	4.63	11/1/2042	2,000,000	[d]	1,904,020
New Jersey - 3.5%
New Jersey Economic Development
Authority,
Revenue Bonds	5.25	6/15/2027	3,500,000		3,862,425
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds	5.00	3/1/2028	2,250,000		2,389,185
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds	5.25	6/15/2029	1,400,000		1,528,086
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds	5.25	6/15/2031	4,000,000		4,324,000
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Virtua Health Issue)	5.00	7/1/2029	1,000,000		1,105,680
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,000,000		3,107,790
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	5,000,000		5,403,950
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	10,595,000		11,245,321
					32,966,437
New York - 7.4%
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue Bonds	5.00	11/15/2051	5,000,000		5,271,300
New York City,
GO	5.00	4/1/2027	3,000,000		3,246,750

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New York - 7.4% (continued)
New York City,
GO	5.00	4/1/2023	2,055,000		2,240,525
New York City,
GO	5.00	3/1/2025	3,300,000		3,732,267
New York City,
GO	5.00	10/1/2036	2,500,000		2,661,625
New York City,
GO	5.00	8/1/2024	2,930,000		3,249,311
New York City,
GO	5.00	8/1/2025	3,510,000		3,838,009
New York City Transitional Finance
Authority,
Building Aid Revenue Bonds	5.00	7/15/2037	5,340,000		5,911,220
New York Counties Tobacco Trust V,
Revenue Bonds	0.00	6/1/2050	5,350,000	[e]	647,350
New York Liberty Development
Corporation,
Revenue Bonds (3 World Trade
Center Project)	5.00	11/15/2044	4,000,000	[d]	4,088,600
New York Liberty Development
Corporation,
Revenue Bonds (Goldman Sachs
Headquarters Issue)	5.25	10/1/2035	2,500,000		3,013,525
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)	5.00	2/15/2043	9,000,000		9,804,690
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)	5.00	2/15/2031	6,590,000		7,413,289
New York State Thruway Authority,
General Revenue Bonds	5.00	1/1/2027	2,000,000		2,224,780
New York State Urban Development
Corporation,
Personal Income Tax Revenue Bonds	5.00	3/15/2031	4,215,000		4,634,688
New York TSASC, Inc.,
Senior Tobacco Settlement Bonds	5.00	6/1/2031	2,030,000		2,222,342
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/2039	5,000,000		5,523,600
					69,723,871
North Carolina - .9%
Charlotte Airport,
Revenue Bonds	5.00	7/1/2042	3,000,000		3,365,340
North Carolina Medical Care
Commission,
Health Care Facilities Revenue Bonds
(Vidant Health)	5.00	6/1/2032	3,050,000		3,373,971

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
North Carolina - .9% (continued)
North Caroline Turnpike Authority
Triangle Expressway System,
Revenue Bonds (Liquidity Facility;
Assured Guaranty Municipal)	5.00	1/1/2029	1,775,000		2,027,866
					8,767,177
Ohio - 2.2%
Allen County OH Hospital Facilities,
Hospital Facilities Revenue Bonds
(Catholic Health Partners)	5.00	5/1/2042	5,000,000		5,315,100
American Municipal Power,
Revenue Bonds (American Municipal
Power Fremont Energy Center
Project)	5.00	2/15/2021	375,000		397,973
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/2047	14,250,000	[e]	923,115
Butler County,
Hospital Facilities Revenue Bonds
(Kettering Health Network Obligated
Group Project)	6.38	4/1/2036	2,000,000		2,176,440
Cleveland,
Airport System Revenue Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/2031	1,000,000		1,103,700
Cleveland-Cuyahoga County Port
Authority,
Cultural Facility Revenue Bonds (The
Cleveland Museum of Art Project)	5.00	10/1/2022	2,500,000		2,631,825
Cuyahoga County Hospital,
Revenue Bonds (The Metrohealth
System)	5.25	2/15/2047	2,000,000		2,093,980
Kent State University,
General Receipts Bonds (Insured;
Assured Guaranty Corp.)	5.00	5/1/2025	140,000		141,714
Ohio Higher Educational Facility
Commission,
Revenue Bonds (Case Western
Reserve University Project) (Insured;
National Public Finance Guarantee
Corp.)	5.25	12/1/2025	2,985,000		3,502,181
Ohio State University,
General Receipts Bonds (Escrowed to
Maturity)	5.00	12/1/2023	40,000		45,227
Ohio Turnpike and Infrastructure
Commission,
Junior Lien Turnpike Revenue Bonds
(Infrastructure Projects)	5.25	2/15/2039	2,000,000		2,192,680
					20,523,935

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Oregon - .2%
Benton & Linn Counties Consolidated
School District,
GO, Ser. A (Insured; School Board
Guaranty)	0/5.00	6/15/2038	1,750,000	[c]	1,846,618
Pennsylvania - 7.4%
Allegheny County Port Authority,
Special Transportation Revenue
Bonds	5.25	3/1/2023	2,600,000		2,771,262
Berks County Industrial Development
Authority,
Health Systems Revenue Bonds,
Refunding (Tower Health Project)	5.00	11/1/2047	3,600,000		3,861,684
Centre County Hospital Authority,
HR (Mount Nittany Medical Center
Project)	5.00	11/15/2046	1,750,000		1,880,078
Delaware Valley Regional Finance
Authority,
Revenue Bonds (Insured; CNTY Gtd.)
Series 2018 C, MUNIPSA + .53%	2.22	9/1/2023	8,000,000	[b]	8,002,880
Lancaster County Hospital Authority,
Health System Revenue Bonds
(University of Pennsylvania Health
System)	5.00	8/15/2046	9,185,000		9,959,387
Montgomery County Industrial
Development Authority,
Retirement Community Revenue
Bonds (Adult Communities Total
Services, Inc. Retirement - Life
Communities, Inc. Obligated Group)	5.00	11/15/2036	5,000,000		5,365,600
Pennsylvania Commonwealth
Financing Authority,
Revenue Bonds	5.00	6/1/2031	1,250,000		1,401,388
Pennsylvania Commonwealth
Financing Authority,
Revenue Bonds	5.00	6/1/2032	3,500,000		3,914,890
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue Bonds	5.00	12/1/2026	3,750,000		4,334,175
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue Bonds,
Series 2018 B	5.25	12/1/2048	4,000,000		4,485,520
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds	5.00	12/1/2042	3,000,000		3,152,580
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds	5.00	12/1/2035	2,000,000		2,195,020
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
Bonds	5.00	6/1/2024	5,000,000		5,588,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 7.4% (continued)
Philadelphia Airport,
Revenue Bonds, Refunding	5.00	7/1/2047	5,040,000	5,541,581
Philadelphia School District,
GO	5.00	9/1/2038	1,000,000	1,093,480
Philadelphia School District,
GO	5.00	9/1/2035	3,500,000	3,823,365
State Public School Building Authority,
School Lease Revenue Bonds (The
School District of Philadelphia
Project)	5.00	4/1/2027	2,235,000	2,368,094
				69,739,684
Rhode Island - .3%
Rhode Island Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/2040	3,000,000	3,073,440
South Carolina - 1.7%
South Carolina Jobs-Economic
Development Authority,
Revenue Bonds, Refunding (Acts
Retirement-Life Communities Inc.
Group)	5.00	11/15/2047	5,500,000	5,863,825
South Carolina Public Service Authority,
Revenue Bonds Obligations (Santee
Cooper)	5.00	12/1/2036	2,500,000	2,581,925
South Carolina Public Service Authority,
Revenue Bonds Obligations (Santee
Cooper)	5.13	12/1/2043	7,500,000	7,847,250
				16,293,000
Tennessee - .6%
Tennessee Energy Acquisition,
Gas Revenue Bonds	4.00	11/1/2025	5,000,000	5,215,200
Texas - 9.8%
Austin,
Water & Waste Water Systems
Revenue Bonds	5.00	11/15/2043	8,100,000	8,829,243
Austin Convention Enterprises,
Convention Center Revenue Bonds
(1st Tier-Convention Center Hotel)	5.00	1/1/2033	1,000,000	1,095,850
Central Texas Regional Mobility
Authority,
Senior Lien Revenue Bonds	5.00	1/1/2028	1,500,000	1,679,775
Dallas,
GO, Refunding	5.00	2/15/2030	2,000,000	2,215,540
Dallas,
GO, Refunding, Series 2013 A	5.00	2/15/2026	3,235,000	3,556,235

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Texas - 9.8% (continued)
Dallas and Fort Worth,
Joint Revenue Bonds (Dallas/Fort
Worth International Airport)	5.00	11/1/2035	3,000,000	3,124,530
Fort Bend Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/2026	1,835,000	2,085,257
Harris County Cultural Education
Facilities Finance Corporation,
Medical Facilities Mortgage Revenue
Bonds (Baylor College of Medicine)	5.00	11/15/2024	4,135,000	4,689,752
Houston,
Airport System Revenue Bonds,
Series 2018 D	5.00	7/1/2039	4,000,000	4,509,680
Lower Colorado River Authority,
Revenue Bonds	5.00	5/15/2039	4,500,000	4,856,310
Lower Colorado River Authority,
Transmission Contract Revenue
Bonds (Lower Colorado River
Authority Transmission Services
Corporation Project)	5.00	5/15/2046	3,800,000	4,122,848
Lower Colorado River Authority,
Transmission Contract Revenue
Bonds (Lower Colorado River
Authority Transmission Services
Corporation Project)	5.00	5/15/2032	800,000	892,832
Lower Colorado River Authority,
Transmission Contract Revenue
Bonds, Refunding (LCRA
Transmission Services)	4.00	5/15/2043	4,800,000	4,820,256
North Texas Tollway Authority,
First Tier System Revenue Bonds	5.00	1/1/2039	5,500,000	6,040,870
North Texas Tollway Authority,
Revenue Bonds, Refunding	5.00	1/1/2048	1,500,000	1,636,695
North Texas Tollway Authority,
Revenue Bonds, Refunding	5.00	1/1/2038	1,925,000	2,061,425
North Texas Tollway Authority,
Second Tier System Revenue Bonds	5.00	1/1/2038	5,815,000	6,334,047
Northside Independent School District,
GO (Insured; Texas Permanent
School Fund Guarantee Program)	5.00	8/15/2043	7,000,000	7,666,960
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/2026	6,095,000	7,098,846
San Antonio,
Electric and Gas Systems Junior Lien
Revenue Bonds	5.00	2/1/2043	5,000,000	5,376,000
Socorro Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/2027	3,705,000	4,239,965

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Texas - 9.8% (continued)
Tarrant County Cultural Education
Facilities Finance Corporation,
HR (Baylor Scott and White Health
Project)	5.00	11/15/2045	2,500,000		2,732,575
Texas Transportation Commission,
Central Texas Turnpike System
Second Tier Revenue Bonds	5.00	8/15/2031	2,500,000		2,702,775
					92,368,266
U.S. Related - .6%
Puerto Rico Children's Trust Fund,
Tobacco Settlement Asset-Backed
Bonds	0.00	5/15/2050	12,500,000	[e]	1,447,375
Puerto Rico Highway & Transportation
Authority,
Transportation Revenue Bonds
(Insured; AMBAC Indemnity Corp.)	5.25	7/1/2041	3,700,000		4,071,258
					5,518,633
Utah - .7%
Salt Lake City,
Airport Revenue Bonds (Salt Lake
International Airport)	5.00	7/1/2037	1,000,000		1,123,190
Salt Lake City,
Airport Revenue Bonds (Salt Lake
International Airport)	5.00	7/1/2036	1,350,000		1,520,370
Utah Charter School Finance Authority,
Charter School Revenue Bonds	5.00	10/15/2043	1,150,000		1,256,214
Utah County,
HR (Intermountain Health Care
Health Services, Inc.)	4.00	5/15/2047	2,250,000		2,250,247
					6,150,021
Virginia - .4%
Chesterfield County Economic
Development Authority,
PCR (Virginia Electric and Power
Company Project)	5.00	5/1/2023	1,000,000		1,011,500
Virginia Housing Development
Authority,
Rental Housing Revenue Bonds	5.50	6/1/2030	1,000,000		1,016,050
Winchester Economic Development
Authority,
HR (Valley Health System Obligated
Group)	5.00	1/1/2035	1,560,000		1,719,151
					3,746,701
Washington - 2.2%
Port of Seattle,
Intermediate Lien Revenue Bonds	5.00	3/1/2035	3,000,000		3,311,520

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Washington - 2.2% (continued)
Washington Convention Center Public
Facilities District,
Revenue Bonds	5.00	7/1/2058	11,250,000	12,068,662
Washington Health Care Facilities
Authority,
Revenue Bonds (Providence Health
and Services)	5.00	10/1/2042	5,000,000	5,387,500
				20,767,682
West Virginia - .5%
West Virginia University Board of
Governors,
University Improvement Revenue
Bonds (West Virginia University
Projects)	5.00	10/1/2036	4,500,000	4,779,810
Wisconsin - 1.8%
Wisconsin Health and Educational
Facilities Authority,
Revenue Bonds (Ascension Senior
Credit Group)	5.00	11/15/2029	4,500,000	5,117,805
Wisconsin Public Finance Authority,
HR (Renown Regional Medical Center
Project)	5.00	6/1/2040	4,000,000	4,229,280
Wisconsin Public Finance Authority,
Lease Development Revenue Bonds
(KU Campus Development
Corporation - Central District
Development Project)	5.00	3/1/2035	7,000,000	7,720,300
				17,067,385
Total Investments (cost $930,220,709)			99.1%	933,326,413
Cash and Receivables (Net)			0.9%	8,093,336
Net Assets			100.0%	941,419,749

LIBOR—London Interbank Offered Rate
MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Variable rate security—rate shown is the interest rate in effect at period end.
[c] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[d] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $8,889,498 or .94% of net assets.
[e] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[f] Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	933,326,413	-	933,326,413

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2018, accumulated net unrealized appreciation on investments was $3,105,704, consisting of $16,407,561 gross unrealized appreciation and $13,301,857 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
November 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3%
Alabama - 2.6%
Birmingham-Jefferson Civic Center
Authority,
Special Tax Revenue Bonds, Series
2018 B	5.00	7/1/2031	1,850,000		2,093,367
Jefferson County,
Senior Lien Sewer Revenue Bonds
Warrants (Insured; Assured Guaranty
Municipal Corp.)	0/6.60	10/1/2042	5,000,000	[a]	4,382,200
					6,475,567
Arizona - 5.9%
La Paz County Industrial Development
Authority,
Educational Facility Lease Revenue
Bonds (Harmony Public Schools
Project) Series 2018 A	5.00	2/15/2048	1,600,000		1,666,944
Maricopa County Industrial
Development Authority,
Revenue Bonds (Benjamin Franlin
Charter School Ltd.)	6.00	7/1/2038	2,250,000	[b]	2,368,530
Phoenix Industrial Development
Authority,
Education Facility Revenue Bonds
(BASIS Schools Projects)	5.00	7/1/2046	1,000,000	[b]	991,090
Phoenix Industrial Development
Authority,
Education Facility Revenue Bonds
(BASIS Schools Projects)	5.00	7/1/2045	1,500,000	[b]	1,489,035
Phoenix Industrial Development
Authority,
Education Facility Revenue Bonds
(Legacy Traditional Schools Project)	6.75	7/1/2044	1,000,000	[b]	1,085,190
Phoenix Industrial Development
Authority,
Student Housing Revenue Bonds
(Downtown Phoenix Student Housing
LLC-University Project)	5.00	7/1/2042	1,500,000		1,592,550
Pima County Industrial Development
Authority,
Education Revenue Bonds (American
Leadership Academy Project)	5.00	6/15/2052	2,565,000	[b]	2,487,896
Tempe Industrial Development
Authority,
Revenue Bonds (Mirabella at ASU Inc
Project) Series 2017 A	6.13	10/1/2047	1,550,000	[b]	1,661,647

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Arizona - 5.9% (continued)
Tempe Industrial Development
Authority,
Revenue Bonds (Mirabella at ASU
Project)	6.13	10/1/2052	1,400,000	[b]	1,495,704
					14,838,586
California - 5.5%
Anaheim Community Facilities District
Number 08-1,
Special Tax Revenue Bonds (Platinum
Triangle)	4.00	9/1/2046	1,000,000		975,370
California Statewide Communities
Development Authority,
Revenue Bonds (Bentley School)	7.00	7/1/2040	1,075,000		1,141,962
California Statewide Communities
Development Authority,
Revenue Bonds (California Baptist
University)	6.38	11/1/2043	2,000,000		2,253,340
California Statewide Communities
Development Authority,
Revenue Bonds (Loma Linda
University Medical Center)	5.00	12/1/2036	2,000,000	[b]	2,077,580
California Statewide Communities
Development Authority,
Revenue Bonds (Loma Linda
University Medical Center) Series A	5.50	12/1/2058	1,000,000	[b]	1,064,560
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/2047	10,000,000	[c]	1,576,600
San Buenaventura,
Revenue Bonds (Community
Memorial Health System)	7.50	12/1/2041	1,500,000		1,635,855
Tobacco Securitization Authority,
North Tobacco Settlement Revenue
Bonds (Capital Appreciation-2nd
Sub-Asset Backed C)	0.00	6/1/2045	6,370,000	[c]	684,520
Tobacco Securitization Authority,
Southern California Tobacco
Settlement Revenue Bonds (Capital
Appreciation Sub-Asset Backed B)	0.00	6/1/2046	15,000,000	[c]	2,308,650
					13,718,437
Colorado - 5.0%
Belleview Station Metropolitan District
Number 3,
GO	5.00	12/1/2036	1,000,000		1,009,780
Colorado Health Facilities Authority,
Revenue Bonds	5.00	12/1/2048	1,500,000		1,602,150

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Colorado - 5.0% (continued)
Colorado High Performance
Transportation Enterprise,
Revenue Bonds (C-470 Express
Lanes)	5.00	12/31/2051	1,500,000		1,578,495
Denver City and County Airport System,
Airport Revenue Bonds, Refunding,
Series A	4.00	12/1/2048	1,500,000		1,463,940
Denver City and County Special
Facilities,
Airport Revenue Bonds (United
Airlines Project)	5.00	10/1/2032	2,500,000		2,628,750
Dominion Water and Sanitation
District,
Tap Fee Revenue Bonds	6.00	12/1/2046	2,010,000		2,114,218
Sterling Ranch Community Authority,
Board Supported Revenue Bonds	5.00	12/1/2047	2,250,000		2,212,762
					12,610,095
Connecticut - 1.3%
Connecticut Development Authority,
Water Facilities Revenue Bonds
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/2021	1,500,000		1,598,865
Harbor Point Infrastructure
Improvement District,
Special Obligation Revenue Bonds,
Refunding (Harbor Point Project)	5.00	4/1/2039	1,500,000	[b]	1,548,345
					3,147,210
District of Columbia - .8%
District of Columbia,
Revenue Bonds (Ingleside Rock Creek
Project)	5.00	7/1/2052	2,000,000		1,936,720
Florida - 2.2%
Cape Coral Health Facilities Authority,
Senior Housing Revenue Bonds (Gulf
Care, Inc. Project)	5.88	7/1/2040	1,000,000	[b]	1,050,190
Davie,
Educational Facilities Revenue Bonds
(Nova Southeastern University
Project)	5.63	4/1/2043	1,000,000		1,094,560
Florida Development Finance
Corporation,
Educational Facilities Revenue Bonds
(Miami Arts Charter School Project)	5.88	6/15/2034	1,250,000	[b]	1,152,488
Florida Higher Educational Facilities
Financial Authority,
Educational Facilities Revenue Bonds
(Jacksonville University Project)	5.00	6/1/2048	1,500,000	[b]	1,538,745

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Florida - 2.2% (continued)
Village Community Development
District Number 10,
Special Assessment Revenue Bonds	6.00	5/1/2044	600,000		675,108
					5,511,091
Georgia - 3.0%
Atlanta Development Authority Senior
Health Care Facilities,
Revenue Bonds (Georgia Proton
Treatment Center Project)	7.00	1/1/2040	2,250,000		2,170,327
Burke County Development Authority,
Pollution Control Revenue Bonds,
Refunding (Oglethorpe Power Corp-
Vogtle)	4.13	11/1/2045	2,500,000		2,384,525
Gainesville & Hall County Development
Authority Educational Facilities,
Revenue Bonds	5.00	3/1/2047	1,000,000		1,019,550
Marietta Development Authority,
Revenue Bonds (University Facilities-
Life University)	5.00	11/1/2047	2,000,000	[b]	2,059,320
					7,633,722
Idaho - .4%
Idaho Health Facilities Authority,
Revenue Bonds (St. Luke's Health
System Project)	5.00	3/1/2037	1,000,000		1,099,880
Illinois - 8.5%
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/2034	1,000,000		1,076,160
Chicago,
GO (Project and Refunding Series)	6.00	1/1/2038	1,000,000		1,110,580
Chicago,
Revenue Bonds (General Airport
Third Lien)	5.63	1/1/2035	210,000		222,632
Chicago,
Second Lien Wastewater
Transmission Revenue Bonds	5.00	1/1/2039	1,000,000		1,067,160
Chicago,
Second Lien Waterworks Revenue
Bonds, Series 2017-2	5.00	11/1/2031	2,000,000		2,233,760
Chicago Board of Education,
GO	5.00	12/1/2033	1,000,000		1,019,700
Chicago Board of Education,
GO	5.00	12/1/2036	2,000,000		2,023,100
Chicago Board of Education,
Go, Series D	5.00	12/1/2046	1,000,000		966,380
Illinois,
GO	5.00	11/1/2028	3,500,000		3,695,510

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Illinois - 8.5% (continued)
Illinois,
GO, Refunding, Series 2018 A	5.00	10/1/2028	1,000,000		1,058,840
Illinois Finance Authority,
Revenue Bonds (Rehabilitation
Institute of Chicago)	6.00	7/1/2043	1,000,000		1,090,700
Illinois Finance Authority,
Revenue Bonds, Refunding (Rosalind
Franklin University of Medicine &
Science)	5.00	8/1/2036	1,075,000		1,157,850
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	0.00	12/15/2051	10,245,000	[c]	1,877,601
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
Bonds (University of Illinois)	5.00	4/1/2044	1,500,000		1,610,655
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
Bonds (University of Illinois)	5.50	4/1/2031	1,000,000		1,064,120
					21,274,748
Indiana - 1.3%
Indiana Finance Authority,
Midwestern Disaster Relief Revenue
Bonds (Ohio Valley Electric
Corporation Project) Series 2012 A	5.00	6/1/2039	1,750,000		1,680,613
Indiana Finance Authority,
Revenue Bonds (Parkview Health
System Group) Series A	5.00	11/1/2043	1,000,000		1,096,120
Indiana Municipal Power Agency,
Power Supply System Revenue Bonds	5.00	1/1/2037	500,000		556,210
					3,332,943
Iowa - 1.5%
Iowa Finance Authority,
Midwestern Disaster Area Revenue
Bonds (Iowa Fertilizer Company
Project)	5.25	12/1/2025	2,500,000		2,643,600
Tobacco Settlement Authority of Iowa,
Tobacco Settlement Asset-Backed
Bonds	5.60	6/1/2034	1,000,000		1,000,270
					3,643,870
Kansas - .8%
Kansas Development Finance
Authority,
Revenue Bonds (Village Shalom
Project)	5.25	11/15/2053	1,000,000		984,230

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Kansas - .8% (continued)
Kansas Development Finance
Authority,
Revenue Bonds (Village Shalom
Project) Series 2018 B	4.00	11/15/2025	1,000,000		992,200
					1,976,430
Kentucky - 3.9%
Kentucky Public Energy Authority,
Gas Supply Revenue	4.00	4/1/2024	2,500,000		2,618,625
Kentucky Public Energy Authority,
Revenue Bonds	4.00	1/1/2025	6,000,000		6,286,200
Paducah Electric Plant Board,
Revenue Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/2035	750,000		817,095
					9,721,920
Louisiana - 2.3%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue Bonds, Refunding (Westlake
Chemical Corporation Project)	3.50	11/1/2032	2,000,000		1,910,540
New Orleans,
Water Revenue Bonds	5.00	12/1/2040	1,000,000		1,085,820
New Orleans,
Water Revenue Bonds, Refunding	5.00	12/1/2034	1,000,000		1,095,290
New Orleans Aviation Board,
Revenue Bonds (General Airport-N
Terminal Project)	5.00	1/1/2048	1,500,000		1,609,785
					5,701,435
Maine - .7%
Maine Health and Higher Educational
Facilities Authority,
Revenue Bonds (Maine General
Medical Center Issue)	7.50	7/1/2032	1,500,000		1,642,545
Maryland - .8%
Maryland Economic Development
Corporation,
Student Housing Revenue Bonds
(Townson University Project)	5.00	7/1/2037	1,000,000		1,040,860
Maryland Health & Higher Educational
Facilities Authority,
Revenue Bonds, Refunding
(Broadmead Inc.) Series B	2.88	7/1/2023	1,000,000		991,300
					2,032,160
Massachusetts - 1.2%
Massachusetts Development Finance
Agency,
Revenue Bonds (Linden Ponds Inc.)	5.00	11/15/2028	1,500,000	[b]	1,573,065

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Massachusetts - 1.2% (continued)
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding
(NewBridge Charles)	5.00	10/1/2057	1,500,000	[b]	1,509,465
					3,082,530
Michigan - 4.1%
Detroit,
Water Supply System Senior Lien
Revenue Bonds	5.00	7/1/2031	1,000,000		1,050,270
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/2045	2,380,000		2,587,822
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Bonds
Senior Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/2032	1,000,000		1,101,890
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Water Supply
System Revenue Bonds Second Lien
Local Project Bonds)	5.00	7/1/2034	1,000,000		1,090,930
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Water Supply
System Revenue Bonds Senior Lien
Local Project Bonds) (Insured;
National Public Finance Guarantee
Corp.)	5.00	7/1/2036	500,000		537,205
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/2021	1,200,000		1,179,252
Michigan Tobacco Settlement Finance
Authority,
Tobacco Settlement Asset-Backed
Bonds, Series C	0.00	6/1/2058	114,680,000	[c]	2,761,494
					10,308,863
Missouri - 2.7%
Missouri Health and Educational
Facilities Authority,
Revenue Bonds (Lutheran Senior
Services Projects)	5.00	2/1/2046	1,000,000		1,024,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Missouri - 2.7% (continued)
Missouri Health and Educational
Facilities Authority,
Senior Living Facilities Revenue
Bonds (Lutheran Senior Services
Projects)	5.00	2/1/2036	1,000,000		1,037,070
Saint Louis County Industrial
Development Authority,
Tax Increase Financing Revenue
Bonds (Saint Louis Innovation
District Project)	4.38	5/15/2036	2,200,000		2,118,006
Saint Louis Industrial Development
Authority,
Financing Revenue Bonds, Refunding
(Ballpark Village Development
Project)	4.75	11/15/2047	2,500,000		2,518,050
					6,697,226
Nevada - 1.4%
Director of Nevada Department of
Business and Industrial
Development,
Revenue Bonds, Ser. A (Somerset
Academy)	5.00	12/15/2048	1,500,000	[b]	1,483,875
Reno City,
Sales Tax Revenue Bonds, Refunding
(Reno Transportation Rail Access
Project) (Insured; Assured Guaranty
Municipal Corporation) Series 2018 A	4.00	6/1/2058	1,000,000		985,780
Reno City,
Sales Tax Revenue Bonds, Refunding
(Retrac-Reno Transportation Rail
Access Corridor Project)	0.00	7/1/2058	13,000,000	[b,c]	1,019,330
					3,488,985
New Jersey - 5.2%
New Jersey Economic Development
Authority,
Revenue Bonds	5.25	6/15/2027	1,000,000		1,103,550
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds	5.25	6/15/2040	1,250,000		1,317,375
New Jersey Economic Development
Authority,
Special Facility Revenue Bonds
(Continental Airlines, Inc. Project)	5.13	9/15/2023	1,000,000		1,071,010
New Jersey Educational Facilities
Authority,
Revenue Bonds (Stockton University
Issue)	5.00	7/1/2041	1,000,000		1,066,580

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New Jersey - 5.2% (continued)
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	6,500,000		6,518,005
New Jersey Transportation Trust Fund
Authority,
Revenue Bonds, Refunding, Series A	5.00	12/15/2023	475,000		520,111
South Jersey Port Subordinated Marine
Terminal,
Revenue Bonds, Series B	5.00	1/1/2042	1,500,000		1,589,085
					13,185,716
New Mexico - .9%
Farmington,
PCR (Public Service Company of New
Mexico San Juan Project)	6.25	6/1/2040	2,200,000		2,313,762
New York - 6.9%
New York Counties Tobacco Trust V,
Revenue Bonds	0.00	6/1/2050	14,325,000	[c]	1,733,325
New York Liberty Development
Corporation,
Revenue Bonds (3 World Trade
Center Project)	5.00	11/15/2044	2,500,000	[b]	2,555,375
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/2021	4,000,000		4,209,080
New York Transportation Development
Corporation,
Special Facility Revenue Bonds (Delta
Air Lines-Laguardia Airport
Terminals)	5.00	1/1/2034	1,000,000		1,092,160
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(LaGuardia Airport Terminal B
Redevelopment Project)	5.00	7/1/2046	2,000,000		2,099,000
Niagara Area Development
Corporation,
Solid Disposal Facility Revenue
Bonds, Refunding (Convanta Holding
Project) Series 2018 A	4.75	11/1/2042	2,000,000	[b]	1,925,220
TSASC Inc.,
Tobacco Settlement Subordinate
Bonds	5.00	6/1/2048	4,000,000		3,816,240
					17,430,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Ohio - 3.2%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/2047	58,000,000	[c]	3,757,240
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.50	6/1/2047	2,100,000		2,081,688
Centerville,
Health Care Revenue Bonds
(Graceworks Lutheran Services)	5.25	11/1/2047	1,200,000		1,229,964
Cuyahoga County Hospital,
Revenue Bonds (The Metrohealth
System)	5.00	2/15/2057	1,000,000		1,009,190
					8,078,082
Oklahoma - 1.1%
Oklahoma Development Finance
Authority,
Health System Revenue Bonds (OU
Medicine Project) Series 2018 B	5.25	8/15/2048	1,500,000		1,601,505
Tulsa County Industrial Authority,
Senior Living Community Revenue
Bonds (Montereau Inc. Project)	5.25	11/15/2037	1,000,000		1,079,550
					2,681,055
Oregon - 1.0%
Clackmas County Hospital Facility
Authority,
Revenue Bonds, Refunding (Senior
Living-Willamette View Project)	5.00	11/15/2047	1,500,000		1,572,720
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue Bonds (Pelton
Round Butte Project)	6.38	11/1/2033	1,000,000		1,025,260
					2,597,980
Pennsylvania - 6.2%
Allentown Neighborhood Improvement
Zone Development Authority,
Tax Revenue (City Center Project)	5.00	5/1/2042	1,500,000	[b]	1,559,415
Allentown Neighborhood Improvement
Zone Development Authority,
Tax Revenue Bonds (City Center
Project)	5.00	5/1/2042	1,250,000	[b]	1,304,288
Berks County Industrial Development
Authority,
Health Systems Revenue, Refunding
(Tower Health Project)	5.00	11/1/2047	2,500,000		2,681,725

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Pennsylvania - 6.2% (continued)
Chester County Industrial Development
Authority,
Special Obligation Revenue Bonds
(Woodlands at Graystone Project)	5.13	3/1/2048	1,050,000	[b]	1,047,543
Crawford County Hospital Authority,
HR (Meadville Medical Center
Project)	6.00	6/1/2046	1,000,000		1,057,020
Lancaster County Hospital Authority,
Revenue Bonds (Brethren Village
Project)	5.25	7/1/2041	1,000,000		1,036,980
Montgomery County Industrial
Development Authority,
Retirement Community Revenue
Bonds (Adult Communities Total
Services, Inc. Retirement - Life
Communities, Inc. Obligated Group)	5.00	11/15/2036	2,500,000		2,682,800
Pennsylvania Economic Development
Financing Authority,
Sewage Sludge Disposal Revenue
Bonds (Philadelphia Biosolids Facility
Project)	6.25	1/1/2032	1,000,000		1,030,450
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds	5.00	12/1/2036	1,000,000		1,093,610
Tender Option Bond Trust Receipts
(Series 2016-XM0373), 6/1/41,
(Geisinger Authority, Health System
Revenue Bonds (Geisinger Health
System)) Non-recourse	5.13	6/1/2035	2,000,000	[b,d]	2,119,105
					15,612,936
South Carolina - .6%
South Carolina Public Service Authority,
Revenue Bonds Obligations (Santee
Cooper)	5.25	12/1/2055	1,400,000		1,486,520
Tennessee - .6%
Metropolitan Government of Nashville
and Davidson County Health and
Educational Facilities Board,
Revenue Bonds (Vanderbilt
University Medical Center)	5.00	7/1/2046	1,500,000		1,603,530
Texas - 8.1%
Arlington Higher Education Finance
Corporation,
Revenue Bonds (Uplift Education)	5.00	12/1/2046	1,100,000		1,153,130
Austin Convention Enterprises,
Convention Center Revenue Bonds
(1st Tier-Convention Center Hotel)	5.00	1/1/2032	1,000,000		1,077,700
Central Texas Regional Mobility
Authority,
Senior Lien Revenue Bonds	5.00	1/1/2045	1,000,000		1,065,610

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Texas - 8.1% (continued)
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds
(International Leadership of Texas)	5.75	8/15/2045	1,500,000		1,513,110
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds (Uplift
Education)	4.50	12/1/2044	1,500,000		1,457,445
Harris County-Houston Sports
Authority,
Senior Lien Revenue Bonds (Insured;
Assured Guaranty Municipal Corp.)	0.00	11/15/2049	8,000,000	[c]	1,884,480
Houston,
Airport System Special Facilities
Revenue Bonds (Continental Airlines,
Inc. Terminal Improvement Projects)	6.50	7/15/2030	1,500,000		1,618,020
Mission Economic Development Corp.,
Revenue Bonds, Refunding
(Natgasoline Project)	4.63	10/1/2031	2,000,000	[b]	2,029,400
New Hope Cultural Education Facilities
Finance Corporation,
Retirement Facility Revenue Bonds
(Presbyterian Village North Obligated
Group)	5.25	10/1/2049	2,500,000		2,469,700
New Hope Cultural Education Facilities
Finance Corporation,
Retirement Facility Revenue Bonds
(Westminster Project)	5.00	11/1/2040	1,000,000		1,058,150
New Hope Cultural Education Facilities
Finance Corporation,
Student Housing Revenue Bonds
(National Campus and Community
Development Corporation - College
Station Properties LLC - Texas A&M
University Project)	5.00	7/1/2035	1,750,000		1,577,083
Tarrant County Cultural Education
Facilities Finance Corporation,
Retirement Facility Revenue Bonds
(Buckingham Senior Living
Community, Inc. Project)	5.25	11/15/2035	1,000,000		790,000
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue Bonds
(Blueridge Transportation Group,
LLC State Highway 288 Toll Lanes
Project)	5.00	12/31/2055	1,000,000		1,040,420

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Texas - 8.1% (continued)
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue Bonds
(Blueridge Transportation Group,
State Highway 288 Toll Lanes
Project)	5.00	12/31/2050	1,000,000		1,043,520
Texas Public Finance Authority Charter
School Finance Corporation,
Education Revenue Bonds (Burnham
Wood Charter School Project)	6.25	9/1/2036	565,000		565,203
					20,342,971
U.S. Related - 2.2%
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/2035	1,000,000		1,056,170
Puerto Rico Highway & Transportation
Authority,
Highway Revenue Bonds, Refunding
(Insured; Assured Guaranty
Municipal Corporation) Series 2007
CC	5.25	7/1/2034	1,000,000		1,103,460
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Revenue Bonds, Series A	0.00	8/1/2046	15,000,000	[c]	3,440,250
					5,599,880
Utah - .8%
Utah Infrastructure Agency,
Telecommunication Revenue Bonds,
Refunding (Special Limited
Obligations)	5.00	10/15/2040	2,000,000		2,085,700
Virginia - 2.3%
Chesterfield County Economic
Development Authority,
Retirement Facilities First Mortgage
Revenue Bonds (Brandermill Woods
Project)	5.13	1/1/2043	155,000		156,903
Fairfax County Economic Development
Authority,
Residential Care Facilities Mortgage
Revenue Bonds (Goodwin House,
Inc.)	5.00	10/1/2042	1,750,000		1,818,775
Virginia College Building Authority,
Educational Facilities Revenue Bonds
(Marymount University Project)	5.00	7/1/2045	1,000,000	[b]	1,018,460
Virginia College Building Authority,
Educational Facilities Revenue Bonds
(Marymount University Project)
(Green Bonds)	5.00	7/1/2045	500,000	[b]	509,230

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Virginia - 2.3% (continued)
Virginia Small Business Financing
Authority,
Private Activity Revenue Bonds
(Transform 66 P3 Project)	5.00	12/31/2052	1,400,000		1,461,432
Virginia Small Business Financing
Authority,
Solid Waste Disposal Facility
Revenue Bonds (Covanta Holding
Project)	5.00	7/1/2038	750,000	[b]	760,373
					5,725,173
Washington - 2.4%
Washington Convention Center Public
Facilities District,
Revenue Bonds	5.00	7/1/2058	3,000,000		3,218,310
Washington Housing Finance
Commission,
Nonprofit Housing Revenue Bonds
(Presbyterian Retirement
Communities Northwest Projects)	5.00	1/1/2046	2,800,000	[b]	2,893,828
					6,112,138
Wisconsin - 1.9%
Public Finance Authority,
Retirement Facilities First Mortgage
Revenue Bonds (Southminster, Inc.)	5.00	10/1/2043	2,000,000	[b]	2,006,020
Public Finance Authority,
Revenue Bonds (Maryland Proton
Treatment Center) Series 2018 A-1	6.38	1/1/2048	2,000,000	[b]	2,031,820
Public Finance Authority,
Senior Living Revenue Bonds (Mary's
Woods At Marylhurst Project)	5.25	5/15/2037	625,000	[b]	650,050
					4,687,890
Total Long-Term Municipal Investments
(cost $250,008,996)					249,418,696

Short-Term Municipal Investments - .5%
New York - .5%
Metropolitan Transportation Authority,
Revenue Bonds, Refunding (LOC; TD
Bank NA)
(cost $1,300,000)	1.70	12/3/2018	1,300,000	[e]	1,300,000

Total Investments (cost $251,308,996)	99.8%	250,718,696
Cash and Receivables (Net)	0.2%	557,292
Net Assets	100.0%	251,275,988

[a]	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, these securities were valued at $50,066,182 or 19.92% of net assets.

[c]	Security issued with a zero coupon. Income is recognized through the accretion of discount.
[d]	Collateral for floating rate borrowings.
[e]

The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
November 30, 2018 (Unaudited)

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	250,718,696	-	250,718,696
Liabilities ($)
Floating Rate
Notes††	-	(1,500,000)	-	(1,500,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At November 30, 2018, accumulated net unrealized depreciation on investments was $590,300, consisting of $4,853,668 gross unrealized appreciation and $5,443,968 gross unrealized depreciation.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 16, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 16, 2019

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)